Significant Related Party Transactions - Additional Information (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2017 CNY (¥)
Disclosure of transactions between related parties [abstract]
Total compensation	¥ 28
Deferred payment	¥ 6